Short Term Deposits - Schedule of Short Term Deposits (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Short Term Deposits [Line Items]
Bank deposits	$ 17,615	$ 20,195
U.S [Member]
Schedule of Short Term Deposits [Line Items]
Bank deposits	8,615	9,259
NIS [Member]
Schedule of Short Term Deposits [Line Items]
Bank deposits	$ 9,000	$ 10,936